Net premiums earned - Summary of insurance premium revenue explanatory (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 14, 2019
Disclosure Of Insurance Premium Revenue [Line Items]
Net earned premium	S/ 668,197	S/ 645,267	S/ 514,981
Renta Particular Plus [Member]
Disclosure Of Insurance Premium Revenue [Line Items]
Net earned premium	160,439,000	219,347,000
Renta Particular Plus Vitalicio [Member]
Disclosure Of Insurance Premium Revenue [Line Items]
Net earned premium	19,123,000	57,479,000
Interseguro [Member]
Disclosure Of Insurance Premium Revenue [Line Items]
Net earned premium	(191,772)	(272,037)
Renta Particular Plus [Member] | Interseguro [Member] | PE
Disclosure Of Insurance Premium Revenue [Line Items]
Percentage of the fund available post retirement				95.50%
Retirement Premium Due	S/ 2,220,000	S/ 3,713,000	S/ 1,750,000